SEGMENTED INFORMATION - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 682	$ 624	$ 627	$ 642
Property, plant and equipment, at fair value	39,699	38,696
Total assets	46,267	44,129
Total liabilities	37,035	32,021
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	397	255
Property, plant and equipment, at fair value	20,383	18,292
Total assets	23,928	20,912
Total liabilities	24,311	19,569
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(23)	(19)
Property, plant and equipment, at fair value	(1,001)	(857)
Total assets	(332)	(277)
Total liabilities	(332)	(277)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	308	388
Property, plant and equipment, at fair value	20,317	21,261
Total assets	22,671	23,494
Total liabilities	13,056	12,729
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	29,488	27,347
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	253	110
Property, plant and equipment, at fair value	16,407	13,678
Total assets	19,065	15,592
Total liabilities	10,765	7,698
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	4,717	4,686
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	46	42
Property, plant and equipment, at fair value	1,722	1,724
Total assets	2,032	1,873
Total liabilities	1,262	1,140
Utility-scale solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	5,318	6,349
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	67	77
Property, plant and equipment, at fair value	1,603	1,516
Total assets	1,876	1,766
Total liabilities	1,626	1,520
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	30	24
Property, plant and equipment, at fair value	651	1,374
Total assets	743	1,468
Total liabilities	326	575
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	1	2
Property, plant and equipment, at fair value	0	0
Total assets	212	213
Total liabilities	$ 10,332	$ 8,636